Fair Value Measurements - Additional information (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Impaired Long-Lived Assets Held and Used [Line Items]
Percentage of discounted cash flow model based on discount rate	30.50%	30.50%
Impairment on equipment	$ 0	0	0	4,928,990
Impairment of intangible assets	$ 91,353	569,139	0	33,020,462